Short-term investments	12 Months Ended
Dec. 31, 2011
Short-term investments

9 Short-term investments

	As of December 31,
	2010	2011
	$	$
Available-for-sale investments:
— Secured notes, at market value	19,800,000	—
— Privately managed fund, at market value	6,001,850	—
— Publicly traded securities, at market value	—	38,434,951

	25,801,850	38,434,951
Time deposits	8,008,063	18,150,007

Total	33,809,913	56,584,958

On December 20, 2010, the Group purchased secured notes issued by Aerospace Satellite Corporation Holding (“Aerospace Satellite”), a wholly owned subsidiary of PT MNC Sky Vision (“Sky Vision”), for $20 million. The secured notes are traded on Singapore Exchange Ltd., due November 16, 2015, bear interest at a rate of 12.75% per annum, and payable semi-annually in arrears. The secured notes are guaranteed by Sky Vision, a sister company of MNC. The Group sold the notes in 2011 and realized a gain of $1,110,646, of which $200,000 loss was reclassified out of accumulated other comprehensive income into earnings on a specific identification basis.

The Group also held an investment in a privately managed fund, which in turn invests in other marketable equity securities. Based on the quoted market price of the marketable equity securities in the fund, the fair value of the fund was $6,001,850 as of December 31, 2010. Net unrealized gain on available-for-sale investments included in other comprehensive income amounted to $437,250 and $1,939,473 for the years ended December 31, 2009 and 2010, respectively.

The Group sold the investment in the fund in May 2011 for $7,278,924 and realized a gain of $3,852,227, of which $2,576,723 was reclassified out of accumulated other comprehensive income into earnings on a specific identification basis.

In 2011, the Group purchased 357 million common shares of PT Global Mediacom TBK., through the open market, at an average price of IDR826 ($0.095) per share. Net unrealized gain of available-for-sale investment included in other comprehensive income amounted to $4,453,157 for the year ended December 31, 2011.

As of December 31, 2010 and 2011, all time deposits have original maturity terms more than three months and are due within one year.